GENERAL INFORMATION (Details) - shares		1 Months Ended	12 Months Ended
	Nov. 09, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
GENERAL INFORMATION
Number of American Depositary Shares issued	4,042,400	4,042,400	4,042,400
Number of ordinary shares representing American Depositary Shares	1
iRealtor LLC
GENERAL INFORMATION
Percentage of ownership interest			100.00%	100.00%
Fastrunner Investment Limited
GENERAL INFORMATION
Percentage of ownership interest			100.00%	100.00%
Mimons Investments Limited
GENERAL INFORMATION
Percentage of ownership interest			100.00%	100.00%
Elbrus Capital
GENERAL INFORMATION
Percentage of ownership interest			45.10%
N1.ru LLC
GENERAL INFORMATION
Percentage of ownership interest			100.00%
MLSN LLC
GENERAL INFORMATION
Percentage of ownership interest			100.00%
N1 Technologies LLC
GENERAL INFORMATION
Percentage of ownership interest			100.00%
Financial Platform JSC
GENERAL INFORMATION
Percentage of ownership interest			9.00%